Stockholders' Equity - Schedule of Common Stock (Details) - MXN ($) shares in Thousands, $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Schedule of Common Stock [Abstract]
Fixed capital, shares (in Shares)	90,850
Fixed capital, amount	$ 441,786
Variable capital, shares (in Shares)	406,859
Variable capital, amount	$ 1,978,444
Share capital, shares (in Shares)	497,709
Share capital, Amount	$ 2,420,230
Effect of restatement amount	$ 412,038
Total shares (in Shares)	497,709
Total amount	$ 2,832,268	$ 2,832,268